Commitments and Contingencies (Details) - USD ($)		1 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 20, 2022	Feb. 16, 2023	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 30, 2022
Commitments and Contingencies (Details) [Line Items]
Percentage of underwriting discount					1.25%
Underwriting fees					$ 1,437,500
Percentage of deferred underwriting discount					3.25%
Underwriting deferred fee					$ 3,737,500
Stock vesting				$ 351,038
Marketing expense		$ 5,000	$ 15,000
Description of expiration of restriction					twenty trading days within any thirty-trading day period commencing at least 150 days after the Effective Time.
Description of share transfer in lock up agreements					stockholders and employees have further agreed not to Transfer more than 200,000 Shares during any three-month period until the three-year anniversary of the Effective Date and not to Transfer more than 1,000,000 Shares during a further period thereafter, in each case subject to Permitted Transfers and the termination of restrictions upon expiration or termination of the applicable lock-up agreement.
Period of stock vesting	3 years
Salary percentage						200.00%
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Shares issued (in Shares)			1,500,000		1,500,000
Underwriting fees			$ 1,437,500
Underwriting deferred fee			$ 3,737,500
Initial Public Offering [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of underwriting discount			1.25%
Percentage of deferred underwriting discount			3.25%
Class A Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock, par or stated value per share (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights			one		one
Sale of stock, price per share (in Dollars per share)			$ 18		$ 18
New Acquiror Class A Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock, par or stated value per share (in Dollars per share)					$ 0.0001
Common stock, voting rights			one		one
Fama Financial Services [Member] | Chief Marketing Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Target bonus rate	3.00%
Year One [Member]
Commitments and Contingencies (Details) [Line Items]
Salary percentage						20.00%
Year Two [Member]
Commitments and Contingencies (Details) [Line Items]
Salary percentage						15.00%
FEXD Sponsor [Member]
Commitments and Contingencies (Details) [Line Items]
Period of stock vesting	3 years
Cliff vesting period	12 months
FEXD Sponsor [Member] | Chief Marketing Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Officer compensation	$ 400,000		$ 400,000
Performance bonus	150,000		150,000
Guaranteed performance bonus	15,000		15,000
Stock vesting	200,000		200,000
Fama Financial Services [Member] | Chief Marketing Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Officer compensation	500,000
Stock vesting	$ 50,000
Percentage of cash bonus at the end of first year	30.00%
Percentage of cash bonus at the end of second year	20.00%
Percentage of cash bonus at the end of third year	15.00%
Target bonus rate	200.00%
De SPAC Service agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Other commitment					$ 22,500
De SPAC Service agreement [Member] | Accounts Payable and Accrued Liabilities [Member]
Commitments and Contingencies (Details) [Line Items]
Other commitment			45,000
De SPAC Service agreement [Member] | Service Compensation Provided form Monetary [Member]
Commitments and Contingencies (Details) [Line Items]
Other commitment					90,000
De SPAC Service agreement [Member] | Service Compensation Provided form Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Other commitment					22,500
Rana Business Combination Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Escrow amount			5,711,662		5,711,662
Cash consideration					$ 7,800,000
Rana Business Combination Agreement [Member] | New Acquiror Class A Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Cash consideration			$ 7,800,000
Equity consideration (in Shares)			7,020,000		11,500,000
Afinoz Business Combination Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Escrow amount			$ 700,000		$ 700,000
Cash consideration					$ 5,000,000
Afinoz Business Combination Agreement [Member] | New Acquiror Class A Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Cash consideration			$ 5,000,000
Equity consideration (in Shares)			11,500,000		7,020,000
Rana and Afinoz Business Combination Agreement [Member] | New Acquiror Class A Common Stock [Member] | Share Price Equal To or Exceeds Twelve Point Zero Zero [Member]
Commitments and Contingencies (Details) [Line Items]
Sale of stock, price per share (in Dollars per share)					$ 12